Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2023
Selected Statement of Operations Data [Abstract]
Schedule of Revenues Classified By Product Lines	The following table sets forth the revenues classified by product lines:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Product line “A”	$11,497	$11,545	$12,069
Product line “B”	2,127	2,343	2,286
Product line “C”	7,988	7,663	11,976
	$21,612	$21,551	$26,331

Schedule of Geographical Revenues Classified By Geographical Location of the Customers	The following table sets forth the geographical revenues classified by geographical location of the customers:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

The Americas	$7,897	$8,536	$9,421
Europe	11,633	11,382	14,702
Israel	920	825	1,366
Other	1,162	808	842
	$21,612	$21,551	$26,331

Schedule of Financial Income, Net	Financial income, net:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$737	$262	$110
Non-dollar currency gains, net	50	-	-
Unrealized gain from marketable securities	8	-	-
Realized gain from sale of marketable securities	-	-	3
Other financial income	10	58	-
	805	320	113
Expenses:
Non-dollar currency losses, net	-	(99)	(8)
Unrealized loss from marketable securities	-	(34)	(1)
Realized loss from sale of marketable securities	-	(11)	-
Bank commissions and charges	(27)	(23)	(49)
Other financial expenses	-	(60)	-
	(27)	(227)	(58)
	$777	$93	$55

Schedule of Earnings per Ordinary Share EPS	The following table sets forth the computation of the Company’s basic and diluted EPS:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,163	20,099	20,006
Incremental shares from assumed exercise of options	308	298	264
Weighted average number of shares used in computation of diluted EPS	20,471	20,397	20,270